Tax Effects of Temporary Differences That Gives Rise to Significant Portions of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Property, plant and equipment	$ 6,501	$ 6,631	$ 7,331
Goodwill	14,013	11,467	9,443
Other intangible assets	970	2,707	3,525
Accruals	51	77	1,185
Other	4	88	97
Unrealised FX	1,056	1,160
Total deferred tax liabilities recognized	22,595	22,130	21,581
Deferred tax assets:
Net operating loss carry forwards	27,646	25,116	21,981
Property, plant and equipment	2,739	2,345	1,324
Accrued expenses and payments on account	29,429	19,382	11,652
Stock compensation	6,291	5,586	4,818
Deferred compensation expense	1,187	1,136	1,197
Other			214
Unrealised FX	92	98
Total deferred tax assets	67,384	53,663	41,186
Valuation allowance for deferred tax assets	(21,591)	(18,817)	(16,445)
Deferred tax assets recognized	45,793	34,846	24,741
Net deferred tax asset	$ 23,198	$ 12,716	$ 3,160